CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 18,795	$ 43,008
Short term bank deposits	13,107
Investment in marketable securities (Note 4)	23,693	$ 6,958
Restricted investment in marketable securities (Note 3,7)	769
Accounts receivable:
Trade	314	$ 495
Other (Note 12a)	471	430
TOTAL CURRENT ASSETS	$ 57,149	50,891
NON-CURRENT ASSETS:
Restricted investment in marketable securities (Note 7)		$ 104
Investment in marketable securities (Note 4)	$ 32,285
Investment in long term bank deposits	15,130
Property and equipment, net (Note 5)	646	$ 248
Other	35	34
TOTAL NON-CURRENT ASSETS	48,096	386
TOTAL ASSETS	105,245	51,277
CURRENT LIABILITIES:
Current maturities of bank borrowing	31	31
Accounts payable and accruals:
Trade	1,353	626
Deferred revenues	29	35
Other (Note 12b)	2,169	968
Loan from the BIRD foundation (Note 8a)	476	474
TOTAL CURRENT LIABILITIES	4,058	2,134
LONG-TERM LIABILITIES:
Bank borrowing (Note 8c)	20	51
Liability for employee severance benefits (Note 6)	365	330
TOTAL LONG-TERM LIABILITIES	385	381
TOTAL LIABILITIES	$ 4,443	$ 2,515
COMMITMENTS (Note 7)
SHAREHOLDERS' EQUITY:
Ordinary Shares, NIS 0.16 par value - authorized: 50,000,000 Ordinary Shares as of December 31, 2015 and 2014; issued and outstanding: 30,639,134 and 22,443,934 Ordinary Shares as of December 31, 2015 and 2014 respectively	$ 1,284	$ 954
Additional paid-in capital	145,878	77,600
Accumulated deficit	(46,230)	(29,713)
Accumulated other comprehensive loss	(130)	(79)
TOTAL SHAREHOLDERS' EQUITY	100,802	48,762
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 105,245	$ 51,277